Document and Entity Information	Jan. 31, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001901799
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	GSR II Meteora Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41305
Entity Tax Identification Number	87-3203989
Entity Address, Address Line One	418 Broadway
Entity Address, Address Line Two	Suite N
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207
City Area Code	(561)
Local Phone Number	532-4682
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock One Warrant And One Sixteenth Of One Right [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, one warrant and one sixteenth of one right
Trading Symbol	GSRMU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	GSRM
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GSRMW
Security Exchange Name	NASDAQ
Rights Each Whole Right Entitling The Holder To Receive One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, each whole right entitling the holder to receive one share of Class A common stock
Trading Symbol	GSRMR
Security Exchange Name	NASDAQ